UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA May 06, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total: $166,887


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Cl A  COM              084990175      840      700 SH       Sole                      700
3M Company                     COM              88579Y101     1282    16232 SH       Sole                    16232
AFLAC Inc                      COM              001055102      261     6117 SH       Sole                     6117
Abbott Laboratories            COM              002824100      693    14804 SH       Sole                    14804
Advent Software Inc            COM              007974108     3609    76852 SH       Sole                    76852
Agilent Technologies           COM              00846u101      256     9012 SH       Sole                     9012
Alberto Culver                 COM              013078100      205     7575 SH       Sole                     7575
Aluminum Corp China            COM              022276109     1199    64231 SH       Sole                    64231
American Electric Power        COM              025537101     1752    54249 SH       Sole                    54249
Apple Computer                 COM              037833100     5233    20804 SH       Sole                    20804
Astrazeneca Plc Adr F          COM              046353108      254     5396 SH       Sole                     5396
At&t Inc                       COM              00206R102     1421    58733 SH       Sole                    58733
Auto Data Processing           COM              053015103      435    10813 SH       Sole                    10813
BASF AG Spons Adr              COM              055262505      610    11020 SH       Sole                    11020
Bank America Corp New          COM              060505104      284    19729 SH       Sole                    19729
Bard C R Inc                   COM              067383109     2758    35572 SH       Sole                    35572
Berkshire Hathaway CL B        COM              084670702      386     4849 SH       Sole                     4849
Best Buy Inc                   COM              086516101     3004    88727 SH       Sole                    88727
Biogen IDEC Inc                COM              09062X103      288     6075 SH       Sole                     6075
Borg Warner Automotive         COM              099724106      464    12415 SH       Sole                    12415
Brasil Telecom S.A.            COM              10553M101      630    31371 SH       Sole                    31371
Brazil Foods SA Adr            COM              10552T107      520    39192 SH       Sole                    39192
Briggs & Stratton Corp         COM              109043109     1396    82038 SH       Sole                    82038
Bristol-Myers Squibb Co. Com.  COM              110122108     2265    90823 SH       Sole                    90823
C V S Caremark Corp            COM              126650100      444    15141 SH       Sole                    15141
Canon Inc                      COM              138006309      868    23270 SH       Sole                    23270
Cardinal Health                COM              14149Y108      340    10120 SH       Sole                    10120
Celgene Corp                   COM              151020104      418     8234 SH       Sole                     8234
Charles Schwab Corp            COM              808513105     1295    91356 SH       Sole                    91356
Chevron Corp                   COM              166764100     4409    64979 SH       Sole                    64979
China Mobile Hong Kong Ltd     COM              16941M109     2057    41641 SH       Sole                    41641
Cisco Systems, Inc.            COM              17275r102     1652    77533 SH       Sole                    77533
Citigroup Inc.                 COM              172967101       71    18954 SH       Sole                    18954
Clorox Co. Calif.              COM              189054109      792    12739 SH       Sole                    12739
Cnooc Ltd                      COM              126132109     2858    16796 SH       Sole                    16796
Coca Cola Co.                  COM              191216100      667    13300 SH       Sole                    13300
Colgate-Palmolive Co           COM              194162103     1514    19226 SH       Sole                    19226
Comcast Corp Cl A              COM              20030N101      207    11896 SH       Sole                    11896
Computer Sciences Corp         COM              205363104      256     5650 SH       Sole                     5650
Conoco Phillips                COM              20825c104      252     5143 SH       Sole                     5143
Corning Inc                    COM              219350105     1626   100684 SH       Sole                   100684
Costco Corp                    COM              22160K105     1870    34105 SH       Sole                    34105
Danaher Corp Del               COM              235851102     3364    90624 SH       Sole                    90624
Diageo Plc New ADR             COM              25243q205     2210    35228 SH       Sole                    35228
Dominion Resources             COM              25746u109      223     5745 SH       Sole                     5745
Emerson Electric Co            COM              291011104     4076    93299 SH       Sole                    93299
Exxon Mobil Corp               COM              30231G102     3467    60746 SH       Sole                    60746
Fastenal Company               COM              311900104      365     7275 SH       Sole                     7275
FedEx Corp                     COM              31428X106     1138    16231 SH       Sole                    16231
Forest Laboratories            COM              345838106      240     8765 SH       Sole                     8765
Franklin Resources Inc         COM              354613101      245     2846 SH       Sole                     2846
Freeport McMoran Cp & Gold     COM              35671d857     1202    20335 SH       Sole                    20335
General Electric Co.           COM              369604103      427    29630 SH       Sole                    29630
General Mills, Inc.            COM              370334104      819    23061 SH       Sole                    23061
Gilead Sciences                COM              375558103     2533    73905 SH       Sole                    73905
GlaxoSmithKline PLC            COM              37733w105      219     6449 SH       Sole                     6449
Gold Corp Inc                  COM              380956409      394     8996 SH       Sole                     8996
Hewlett Packard                COM              428236103     1347    31112 SH       Sole                    31112
Honda Motor Ltd                COM              438128308      539    18763 SH       Sole                    18763
Int'l Business Machines        COM              459200101     2305    18668 SH       Sole                    18668
Intel Corp                     COM              458140100      913    46965 SH       Sole                    46965
Intuitive Surgical Inc         COM              46120e602      202      641 SH       Sole                      641
J P Morgan Chase & Co.         COM              46625h100      510    13925 SH       Sole                    13925
Johnson & Johnson              COM              478160104     3511    59446 SH       Sole                    59446
Johnson Controls Inc           COM              478366107     3421   127304 SH       Sole                   127304
Kellogg Co.                    COM              487836108      453     9009 SH       Sole                     9009
Kons Philips Elec NV New       COM              500472303     1370    45898 SH       Sole                    45898
Korea Electric Power Corp.     COM              500631106     1259    97784 SH       Sole                    97784
Kraft foods Inc                COM              50075n104      382    13659 SH       Sole                    13659
Life Technologies Corp         COM              53217v109      481    10184 SH       Sole                    10184
McDonald's Corp.               COM              580135101     2538    38528 SH       Sole                    38528
Medco Health Solutions         COM              58405U102      400     7258 SH       Sole                     7258
Merck & Co Inc                 COM              589331107      542    15506 SH       Sole                    15506
Microsoft Corp                 COM              594918104      215     9344 SH       Sole                     9344
Morgan Stanley                 COM              617446448     2752   118549 SH       Sole                   118549
Nestle SA ADR                  COM              641069406      265     5479 SH       Sole                     5479
Newmont Mining Corp.           COM              651639106      797    12917 SH       Sole                    12917
Noble Energy Inc               COM              655044105      938    15547 SH       Sole                    15547
Novartis A G                   COM              66987V109      225     4657 SH       Sole                     4657
Nucor Corp                     COM              670346105     3155    82417 SH       Sole                    82417
Oracle                         COM              68389X105      721    33582 SH       Sole                    33582
Pac Mercantile Bancorp         COM              694552100       44    12650 SH       Sole                    12650
Pacific Gas & Electric         COM              69331C108     1355    32961 SH       Sole                    32961
Parker-Hannifin Corp           COM              701094104     1868    33683 SH       Sole                    33683
Pepsico                        COM              713448108     1885    30925 SH       Sole                    30925
Perrigo Company                COM              714290103      268     4530 SH       Sole                     4530
PetroChina Co. Ltd.            COM              71646e100      223     2029 SH       Sole                     2029
Petroleo Brasileiro            COM              71654v408      748    21791 SH       Sole                    21791
Pfizer, Inc.                   COM              717081103      267    18722 SH       Sole                    18722
Philip Morris International    COM              718172109      402     8768 SH       Sole                     8768
Procter & Gamble Co.           COM              742718109    19481   324791 SH       Sole                   324791
Qualcomm Inc                   COM              747525103      715    21783 SH       Sole                    21783
S A P Aktiengesell ADR         COM              803054204     1095    24725 SH       Sole                    24725
Salesforce.com                 COM              79466l302     1608    18735 SH       Sole                    18735
Sanofi Aventis Adr             COM              80105n105      252     8376 SH       Sole                     8376
Siemens AG Adr                 COM              826197501      952    10632 SH       Sole                    10632
Sirius XM Radio                COM              82967N108       49    51130 SH       Sole                    51130
Smith & Nephew Adr             COM              83175M205     2638    56118 SH       Sole                    56118
Smucker JM Company             COM              832696405      243     4037 SH       Sole                     4037
Snap-on Inc.                   COM              833034101      797    19482 SH       Sole                    19482
Stanley Black & Decker         COM              854502101     1146    22679 SH       Sole                    22679
Sysco Corp.                    COM              871829107      243     8498 SH       Sole                     8498
Target Corp                    COM              87612E106     2829    57527 SH       Sole                    57527
Tata Motors Ltd                COM              876568502     1857   108000 SH       Sole                   108000
Teva Pharm Inds Ltd            COM              881624209      234     4508 SH       Sole                     4508
The Southern Company           COM              842587107      227     6832 SH       Sole                     6832
Total Fina Elf                 COM              89151e109      419     9393 SH       Sole                     9393
Unilever PLC Amer Shs F        COM              904767704      616    23030 SH       Sole                    23030
United Technologies            COM              913017109     1165    17942 SH       Sole                    17942
VMware Inc                     COM              928563402     4229    67566 SH       Sole                    67566
Verizon Communications         COM              92343v104      476    17000 SH       Sole                    17000
Visa Inc                       COM              92826c839     1317    18608 SH       Sole                    18608
Wal-Mart Stores Inc.           COM              931142103      217     4511 SH       Sole                     4511
Watson Pharmaceuticals         COM              942683103     5009   123472 SH       Sole                   123472
Wells Fargo                    COM              949746101      512    20014 SH       Sole                    20014
Wesco Financial Corp           COM              950817106      583     1805 SH       Sole                     1805
Westamerica Bancorp            COM              957090103     2425    46169 SH       Sole                    46169
Whole Foods Market Inc         COM              966837106     3105    86206 SH       Sole                    86206
Yum Brands Inc                 COM              988498101     2643    67712 SH       Sole                    67712
Zimmer Holdings Inc            COM              98956P102      210     3878 SH       Sole                     3878
IShares Trust MSCI EAFE Index  ETF              464287465      216     4634 SH       Sole                     4634
PowerShares QQQ Trust          ETF              73935a104      209     4902 SH       Sole                     4902
Vanguard Total Stock Market VI ETF              922908769      302     5749 SH       Sole                     5749

Total                                                     $166,887
